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                                                               December 30, 1997

VIA EDGAR
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Securities and Exchange Commission
Judiciary Plaza
450 Fifth St. NW
Washington, DC 20549

Re:  American Performance Funds (File Nos. 33-35190 and 811-6114)

Ladies/Gentlemen:

     Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, the Registrant certifies that the forms of prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 16 filed on December 17, 1997 and effective on December 17, 1997 pursuant to Rule 485(b). The text of Post-Effective Amendment No. 16 was filed electronically.

                                Sincerely,

                                AMERICAN PERFORMANCE FUNDS
                                Registrant


                              By: /s/ Alan G. Priest
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                                  Alan G. Priest, As attorney-in-fact
                                  Pursuant to power of attorney filed previously